Annual Fund Operating Expenses	Jan. 27, 2026
CoinShares Bitcoin and Ether ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.27%	[2]
CoinShares Bitcoin Mining ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” consist entirely of futures commission merchant capital charges and interest expense incurred from reverse repurchase agreements. These amounts have been restated to reflect current fees.
[2]	These amounts have been restated to reflect current fees.